Cost of Sales	12 Months Ended
Dec. 31, 2019
Disclosure of cost of sales [text block] [Abstract]
Disclosure of cost of sales [text block]
19.	Cost of sales

This item comprised the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products, note 8(a)	16,832	27,386	21,427
Beginning balance of work in progress, note 8(a)	133,972	105,882	107,882
Consumption of miscellaneous supplies	307,057	265,576	232,840
Maintenance and third-party services	225,467	181,128	167,735
Depreciation and amortization	115,245	117,273	109,262
Shipping costs	123,989	107,221	103,928
Personnel expenses, note 22(b)	101,185	84,190	76,523
Costs of packaging	44,416	38,483	32,011
Other manufacturing expenses	26,775	19,871	14,616
Ending balance of goods and finished products, note 8(a)	(22,133)	(16,832)	(27,386)
Ending balance of work in progress, note 8(a)	(166,999)	(133,972)	(105,882)

	905,806	796,206	732,956